UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smith & Howard Wealth Management, LLC
Address:  171 17th Street, NW Suite 900
          Atlanta, Georgia 30363

Form 13F File Number:  028-14923

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael R. Dewitt
Title:    Member/Chief Compliance Officer
Phone:    (404) 874-6244

Signature, Place, and Date of Signing:

    /s/ Michael R. Dewitt              Atlanta, GA             November 9, 2012
    ---------------------              -----------             ----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                         -----------

Form 13F Information Table Entry Total:          213
                                         -----------

Form 13F Information Table Value Total:  $   137,022
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number        Name

1         028-11448                   Cambridge Financial Group Inc.

             COLUMN 1                 COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
----------------------------------- ------------ --------- ----------- -------------------- ---------- -------- --------------------
                                                                                                                  VOTING AUTHORITY
                                      TITLE OF                VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   --------------------
          NAME OF ISSUER               CLASS       CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
----------------------------------- ------------ --------- ----------- ----------- --- ---- ---------- -------- ------- ------ -----
@General Motors Cl A Warrants       Equities     37045V118           0          21          SOLE                     21
@General Motors Cl B Warrants       Equities     37045V126           0          21          SOLE                     21
3M Co.                              Equities     88579Y101           9         100          SOLE                    100
A G L Resources Inc                 Equities     1204106            20         500          SOLE                    500
Abbott Laboratories                 Equities     2824100            26         375          SOLE                    375
ACE Limited                         Equities     H0023R105          19         250          SOLE                    250
Adobe Systems Inc                   Equities     00724F101           1          28          SOLE                     28
Aflac Inc                           Equities     1055102           552      11,520          SOLE                 11,520
Akamai Technologies                 Equities     00971T101       6,202     162,090          SOLE                162,090
Allegiant Travel Co                 Equities     01748X102         244       3,851          SOLE                  3,851
Allscripts Inc                      Equities     01988P108           6         504          SOLE                    504
Amazon.com Inc                      Equities     23135106          128         504          SOLE                    504
American Intl Group 21 Warrant      Equities     26874156            0           5          SOLE                      5
Amgen Inc                           Equities     31162100           47         560          OTHER      1                   560
Apple Inc                           Equities     37833100          295         442          OTHER      1                   442
Archer-Daniels-Midlnd Co            Equities     39483102           34       1,240          OTHER      1                       1,240
ARM Holdings PLC ADR                Equities     42068106           31       1,105          SOLE                  1,105
AT&T Inc                            Equities     00206R102         323       8,568          SOLE                  8,568
Auto Data Processing                Equities     53015103           11         185          SOLE                    185
Baidu Com Inc Adr                   Equities     56752108            5          40          SOLE                     40
Bank of America Corp                Equities     60505104           51       5,795          SOLE                  5,795
Bemis Co Inc                        Equities     81437105           36       1,130          OTHER      1                       1,130
Berkshire Hathaway Cl B             Equities     84670702        9,586     108,683          SOLE                108,683
Biogen Idec Inc                     Equities     09062X103          31         205          OTHER      1                         205
BlackRock Invt Qlty Muni            Funds        09247D105           9         500          SOLE                    500
Boeing Co                           Equities     97023105           45         640          OTHER      1                   640
BorgWarner Inc                      Equities     99724106           77       1,118          SOLE                  1,118
Bristol-Myers Squibb Co             Equities     110122108          20         582          SOLE                    582
C H Robinson Worldwide              Equities     12541W209          12         201          SOLE                    201
C S X Corp                          Equities     126408103          62       3,000          SOLE                  3,000
CA Inc                              Equities     12673P105           8         300          SOLE                    300
Campbell Soup Company               Equities     134429109          10         300          SOLE                    300
Cardinal Health Inc                 Equities     14149Y108          31         795          OTHER      1                         795
Caterpillar Inc                     Equities     149123101          15         180          SOLE                    180
CenturyLink Inc                     Equities     156700106          11         274          SOLE                    274
Charles Schwab Corp                 Equities     808513105           0          38          SOLE                     38
Chevron Corp                        Equities     166764100          97         830          SOLE                    830
Chubb Corp                          Equities     171232101          10         125          SOLE                    125
Cia Brasileira Dist Adrf            Equities     20440T201          12         275          SOLE                    275
Cisco Systems Inc                   Equities     17275R102          57       2,999          SOLE                  2,999
Clean Energy Fuels Corp             Equities     184499101          33       2,500          SOLE                  2,500
Coach Inc                           Equities     189754104          18         315          SOLE                    315
Coca Cola Company                   Equities     191216100       2,251      59,334          SOLE                 59,334
Colgate-Palmolive Co                Equities     194162103          11         100          SOLE                    100
Comcast Corp A                      Equities     20030N101          38       1,070          OTHER      1                       1,070
Companhia De Bebidas                Equities     20441W203           1          30          SOLE                     30
ConocoPhillips                      Equities     20825C104          33         582          SOLE                    582
Consolidated Edison Inc             Equities     209115104          25         425          SOLE                    425
Cooper Industries PLC               Equities     G24140108          17         230          SOLE                    230
Core Laboratories N V               Equities     N22717107          27         223          SOLE                    223
Costco Wholesale Corp               Equities     22160K105          51         510          OTHER      1                   510
Cousins Properties Inc              Equities     222795106          25       3,088          SOLE                  3,088
CVS Caremark Corp                   Equities     126650100          49       1,007          OTHER      1                 1,007
Deere & Co                          Equities     244199105          34         413          SOLE                    413
Dell Inc                            Equities     24702R101           2         210          SOLE                    210
Delta Air Lines Inc                 Equities     247361702           0          17          SOLE                     17
Discover Financial Services         Equities     254709108          39         970          OTHER      1                         970
Disney Walt Co                      Equities     254687106         123       2,360          OTHER      1                 2,360
Dominion Resources Inc              Equities     25746U109          70       1,330          SOLE                  1,330
Du Pont E I De Nemour&Co            Equities     263534109          88       1,750          SOLE                  1,750
Duke Realty Corp                    Equities     264411505          36       2,424          SOLE                  2,424
eBay Inc                            Equities     278642103          36         740          OTHER      1                   740
Ecolab Inc                          Equities     278865100          41         634          OTHER      1                   634
Emerson Electric Co                 Equities     291011104          43         891          SOLE                    891
EOG Resources Inc                   Equities     26875P101           1           7          SOLE                      7
Expedia Inc New                     Equities     30212P303          43         750          OTHER      1                         750
Expeditors Intl of Wash             Equities     302130109          50       1,366          SOLE                  1,366
ExxonMobil Corp                     Equities     30231G102         811       8,871          SOLE                  8,871
Fastenal Co                         Equities     311900104           1          30          SOLE                     30
FedEx Corporation                   Equities     31428X106          14         160          SOLE                    160
Fifth Third Bancorp                 Equities     316773100          12         805          SOLE                    805
Fossil Inc                          Equities     349882100           2          26          SOLE                     26
Frontier Communications B           Equities     35906A108           9       1,890          SOLE                  1,890
General Dynamics Corp               Equities     369550108         141       2,140          OTHER      1                 2,140
General Electric Co                 Equities     369604103         210       9,266          SOLE                  9,266
General Mills Inc                   Equities     370334104           1          20          SOLE                     20
Genuine Parts Co                    Equities     372460105          67       1,100          SOLE                  1,100
Goldman Sachs Group Inc             Equities     38141G104           8          67          SOLE                     67
Google Inc                          Equities     38259P508          91         120          SOLE                    120
Halliburton Co Hldg Co              Equities     406216101           1          24          SOLE                     24
Heckmann Corp                       Equities     422680108          21       5,000          SOLE                  5,000
Hewlett-Packard Co                  Equities     428236103          16         956          SOLE                    956
Home Depot Inc                      Equities     437076102         440       7,283          OTHER      1                 7,283
Honeywell International             Equities     438516106           1          17          SOLE                     17
Illumina Inc                        Equities     452327109          15         305          SOLE                    305
Intel Corp                          Equities     458140100          35       1,565          SOLE                  1,565
Intl Business Machines              Equities     459200101          90         434          SOLE                    434
Intl Flavors & Fragrances           Equities     459506101          18         300          SOLE                    300
Intuit Inc                          Equities     461202103          60       1,022          SOLE                  1,022
Intuitive Surgical Inc              Equities     46120E602          45          91          SOLE                     91
iPath DJ-UBS Commodity ETN          User-Defined 06738C778          20         460          SOLE                    460
iShares Barclays 1-3 Yr Tr Bd       Equities     464287457         220       2,604          SOLE                  2,604
iShares DJ Select Div Fd            Unit Trusts  464287168          16         274          SOLE                    274
iShares iBoxx High Yld Corp Bd      Equities     464288513         682       7,386          SOLE                  7,386
iShares iBoxx Invt Gr Corp Bd       Equities     464287242       7,300      59,945          SOLE                 59,945
Ishares Msci Acwi Ex US             Equities     464288240      12,580     319,383          SOLE                319,383
iShares MSCI Emrg Mkt Fd            Equities     464287234          22         528          SOLE                    528
iShares MSCI Germany                Equities     464286806       4,935     218,632          SOLE                218,632
iShares MSCI Hong Kong              Funds        464286871          32       1,750          SOLE                  1,750
iShares Russell 1000 Growth         Equities     464287614       9,907     148,535          SOLE                148,535
iShares Russell 1000 Value          Equities     464287598         657       9,103          SOLE                  9,103
iShares Russell 2000 Value          Equities     464287630           7          89          SOLE                     89
iShares Russell Microcap            Equities     464288869          17         323          SOLE                    323
iShares Russell Mid Value           Equities     464287473         255       5,231          SOLE                  5,231
iShares Russell Midcap Growth       Equities     464287481         103       1,650          SOLE                  1,650
iShares S&P Midcap 400 Growth       Equities     464287606       7,453      66,569          SOLE                 66,569
iShares S&P S/T AMT Fr Muni         Equities     464288158          66         616          SOLE                    616
iShares Tr Cohen & Steer Rlty       Equities     464287564           1          16          SOLE                     16
iShares Tr Lehman Bd Fd             Equities     464287226           5          44          SOLE                     44
iShares Tr S&P 500                  Equities     464287200          84         580          SOLE                    580
Ishares Tr S&P Global               Equities     464287291          39         560          SOLE                    560
J M Smuckers Co                     Equities     832696405           0           5          SOLE                      5
J P Morgan Chase & Co               Equities     46625H100         122       3,025          SOLE                  3,025
JB Hunt Transport Svcs              Equities     445658107          13         257          SOLE                    257
Johnson & Johnson                   Equities     478160104         114       1,658          SOLE                  1,658
Johnson Controls Inc                Equities     478366107          73       2,664          OTHER      1                 2,664
JPMorgan Alerian MLP Index          User-Defined 46625H365       9,752     241,121          SOLE                241,121
Kayne Anderson MLP                  User-Defined 486606106          10         325          SOLE                    325
Kellogg Co                          Equities     487836108          13         250          SOLE                    250
Kimberly-Clark Corp                 Equities     494368103           1          13          SOLE                     13
Kinder Morgan Energy LP             User-Defined 494550106          15         184          SOLE                    184
Kinder Morgan Inc 17wts             Equities     49456B119           3         936          SOLE                    936
Kraft Foods Inc                     Equities     50075N104           2          41          SOLE                     41
Linkedin Corp                       Equities     53578A108           7          60          SOLE                     60
M B I A Inc                         Equities     55262C100          35       3,500          SOLE                  3,500
Manhattan Associates Inc            Equities     562750109       1,778      31,049          SOLE                 31,049
Marathon Petroleum Corp             Equities     56585A102          41         755          OTHER      1                         755
Masco Corp                          Equities     574599106          37       2,430          OTHER      1                       2,430
McCormick & Co Inc                  Equities     579780206          12         200          SOLE                    200
McDonald's Corp                     Equities     580135101         163       1,781          SOLE                  1,781
Medtronic Inc                       Equities     585055106           1          13          SOLE                     13
Mentor Graphics Corp                Equities     587200106          63       4,100          SOLE                  4,100
Merck & Co Inc                      Equities     58933Y105          73       1,610          OTHER      1                 1,610
Microsoft Corp                      Equities     594918104          47       1,592          SOLE                  1,592
Monsanto Co                         Equities     61166W101          60         657          OTHER      1                   657
National Oilwell Varco Inc          Equities     637071101           1          11          SOLE                     11
Natl Westminster Bk 7.763% C A      Equities     638539882          10         400          SOLE                    400
Newpark Resources Inc               Equities     651718504           1         164          SOLE                    164
NextEra Energy                      Equities     65339F101          18         260          SOLE                    260
Nike Inc B                          Equities     654106103           9         100          SOLE                    100
Nuveen Muni High Incm Fd            Funds        670682103          29       2,000          SOLE                  2,000
Old National Bancorp                Equities     680033107           4         300          SOLE                    300
Omnicom Group Inc                   Equities     681919106           1          21          SOLE                     21
Oneok Inc                           Equities     682680103           2          51          SOLE                     51
ONEOK Partners LP                   User-Defined 68268N103          14         238          SOLE                    238
Overstock.com Inc                   Equities     690370101           1         100          SOLE                    100
PACCAR Inc                          Equities     693718108           5         122          SOLE                    122
Parker-Hannifin Corp                Equities     701094104           1           6          SOLE                      6
PepsiCo Inc                         Equities     713448108          28         396          SOLE                    396
Philip Morris Intl Inc              Equities     718172109           5          60          SOLE                     60
Phillips                            Equities     718546104          12         266          SOLE                    266
PowerShs Dyn Pharmaceuticals        Funds        73935X799         117       3,386          SOLE                  3,386
PowerShs QQQ                        Funds        73935A104          17         250          SOLE                    250
PowerShs VRDO Tax Free Wkly         Funds        73936T433         232       9,271          SOLE                  9,271
PowerShs Water Resources            Unit Trusts  73935X575           9         450          SOLE                    450
PowerShs Zacks Micro Cap            Funds        73935X740           1          71          SOLE                     71
PPG Industries Inc                  Equities     693506107          38         330          SOLE                    330
Procter & Gamble Co                 Equities     742718109         122       1,752          SOLE                  1,752
ProShares Short 20+ Yr Tr           Funds        74347X849          84       2,902          SOLE                  2,902
Qualcomm Inc                        Equities     747525103          18         289          SOLE                    289
Raytheon Company                    Equities     755111507           1          15          SOLE                     15
Regions Financial Corp              Equities     7591EP100          43       5,918          OTHER      1                 5,918
Ross Stores Inc                     Equities     778296103          39         600          SOLE                    600
Royal Caribbean Cruises Ltd         Equities     V7780T103           6         200          SOLE                    200
Royal Dutch Shell A ADR             Equities     780259206          14         207          SOLE                    207
Royal Dutch Shell B Adrf            Equities     780259107          16         226          SOLE                    226
Salesforce.com                      Equities     79466L302          18         118          SOLE                    118
Schlumberger Ltd                    Equities     806857108          12         163          SOLE                    163
Schwab US Broad Mkt                 Funds        808524102         133       3,838          SOLE                  3,838
Sector Spdr Tr Shs Ben Int Te       Equities     81369Y803       6,213     201,551          SOLE                201,551
Sempra Energy                       Equities     816851109           1          19          SOLE                     19
Sequenom Inc                        Equities     817337405          98      27,662          SOLE                 27,662
Siemens A G Adr                     Equities     826197501           2          20          SOLE                     20
Southern Company                    Equities     842587107         126       2,741          SOLE                  2,741
SPDR MSCI All World Ex-US           Equities     78463X848         507      16,698          SOLE                 16,698
SPDR S&P 500                        Equities     78462F103         629       4,371          SOLE                  4,371
SPDR S&P Dividend                   Equities     78464A763       4,932      84,885          SOLE                 84,885
SPDR S&P MidCap 400                 Equities     78467Y107          25         137          SOLE                    137
SPDR Select Health Care             Equities     81369Y209       1,835      45,734          SOLE                 45,734
SPDR Utilities Select               Equities     81369Y886          21         570          SOLE                    570
Spectra Energy Corp                 Equities     847560109          10         352          SOLE                    352
SunTrust Banks Inc                  Equities     867914103         337      11,909          SOLE                 11,909
Synovus Financial Corp              Equities     87161C105          78      33,000          SOLE                 33,000
Sysco Corp                          Equities     871829107          37       1,175          OTHER      1                       1,175
T Rowe Price Group                  Equities     74144T108          53         836          SOLE                    836
Teva Pharma Indus Ltd ADR           Equities     881624209          93       2,242          SOLE                  2,242
Texas Instruments Inc               Equities     882508104           9         325          SOLE                    325
Time Warner Cable                   Equities     88732J207          17         175          SOLE                    175
Transcept Pharma Inc                Equities     89354M106         133      25,000          SOLE                 25,000
U S Bancorp                         Equities     902973304          36       1,040          OTHER      1                 1,040
Union Pacific Corp                  Equities     907818108         186       1,569          SOLE                  1,569
United Parcel Service Inc           Equities     911312106          12         166          SOLE                    166
United Tech                         Equities     913017117          11         200          SOLE                    200
United Technologies Corp            Equities     913017109          98       1,250          SOLE                  1,250
Urstadt Biddle Properties           Equities     917286106          10         500          SOLE                    500
Vanguard Corp Bond Etf              Equities     92206C409          21         262          SOLE                    262
Vanguard Emg Mkts Stk               Funds        922042858         240       5,742          SOLE                  5,742
Vanguard FTSE All Wld ex-US         Equities     922042775         528      12,298          SOLE                 12,298
Vanguard Growth                     Equities     922908736         823      11,370          SOLE                 11,370
Vanguard Info Technology            Equities     92204A702           9         129          SOLE                    129
Vanguard Interm Bond Idx            Equities     921937819           5          52          SOLE                     52
Vanguard S&P 500 Etf                Equities     921932505           3          37          SOLE                     37
Vanguard Total Stk Mkt              Equities     922908769      27,815     377,663          SOLE                377,663
Verisk Analytics Inc                Equities     92345Y106          24         508          SOLE                    508
Verizon Communications              Equities     92343V104          11         236          SOLE                    236
Visa Inc                            Equities     92826C839          50         375          OTHER      1                   375
Walgreen Company                    Equities     931422109          74       2,028          OTHER      1                 2,028
Wal-Mart Stores Inc                 Equities     931142103         114       1,548          OTHER      1                 1,548
Wells Fargo Co                      Equities     949746101         191       5,527          SOLE                  5,527
WGL Holdings Inc                    Equities     92924F106          14         340          SOLE                    340
WisdomTree Emg Mkts Equity          Funds        97717W315      10,260     191,160          SOLE                191,160
World Fuel Services Corp            Equities     981475106           0          12          SOLE                     12
Zimmer Holdings Inc                 Equities     98956P102           9         132          SOLE                    132